Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator
Loss used in basic EPS and diluted EPS:	£ (3,308)	£ (3,568)
Denominator
Weighted average number of ordinary shares used in basic EPS	3,280,798,115	99,191,082
Basic loss per share	£ 0.1	£ 3.6
Diluted loss per share	£ 0.1	£ 3.6